Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Summary of Tax Charges in Income Statement

	€ million	€ million	€ million
Tax charge in income statement	2023	2022	2021
Current tax
Current year	(2,261)	(2,206)	(2,399)
Over/(under) provided in prior years	9	(61)	245
	(2,252)	(2,267)	(2,154)
Deferred tax
Origination and reversal of temporary differences	22	153	189
Changes in tax rates	7	28	15
Recognition of previously unrecognised losses brought forward	24	18	15
	53	199	219
	(2,199)	(2,068)	(1,935)

Summary of Reconciliation of Effective Tax Rate
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2023	% 2022	% 2021
Computed rate of tax(a)	25	25	23
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	2	2	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	(1)	–	(1)
Impact of disposals	(2)	(6)	–
Others	–	(1)	(1)
Effective tax rate	24	20	23
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
Summary of Movements in Deferred Tax Asset (Liability)

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2023 and 2022	As at 1 January 2023	Income statement	Other	As at 31 December 2023	As at 1 January 2022	Income Statement	Other	As at 31 December 2022
Pensions and similar obligations	(613)	(90)	189	(514)	(654)	(44)	85	(613)
Provisions and accruals	741	103	(39)	805	726	12	3	741
Goodwill and intangible assets	(3,848)	(10)	161	(3,697)	(3,448)	135	(535)	(3,848)
Accelerated tax depreciation	(700)	47	81	(572)	(600)	(60)	(40)	(700)
Tax losses	231	(3)	6	234	172	100	(41)	231
Fair value gains	(42)	0	2	(40)	(60)	(11)	29	(42)
Fair value losses	36	(2)	(11)	23	2	6	28	36
Share-based payments	194	30	22	246	166	18	10	194
Lease liability	237	(34)	(14)	189	295	(55)	(3)	237
Right of use asset	(201)	30	5	(166)	(244)	42	1	(201)
Other(a)	639	(18)	(11)	610	580	56	3	639
	(3,326)	53	391	(2,882)	(3,065)	199	(460)	(3,326)
(a)The deferred tax-other includes the recognition of an asset of €300 million (2022: €311 million) relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.

Summary of Deferred Tax Assets and Liabilities	The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2023	Assets 2022	Liabilities 2023	Liabilities 2022	Total 2023	Total 2022
Pensions and similar obligations	199	195	(713)	(808)	(514)	(613)
Provisions and accruals	503	489	302	252	805	741
Goodwill and intangible assets	51	105	(3,748)	(3,953)	(3,697)	(3,848)
Accelerated tax depreciation	(18)	(93)	(554)	(607)	(572)	(700)
Tax losses	201	188	33	43	234	231
Fair value gains	(1)	1	(39)	(43)	(40)	(42)
Fair value losses	–	–	23	36	23	36
Share-based payments	84	51	162	143	246	194
Lease liability	94	102	95	135	189	237
Right of use asset	(92)	(92)	(74)	(109)	(166)	(201)
Other	92	103	518	536	610	639
	1,113	1,049	(3,995)	(4,375)	(2,882)	(3,326)
Of which deferred tax to be recovered/(settled) after more than 12 months	756	700	(4,199)	(4,492)	(3,443)	(3,792)

Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2023 and 2022	Before tax 2023	Tax (charge)/credit 2023	After tax 2023	Before tax 2022	Tax (charge)/credit 2022	After tax 2022
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	(38)	10	(28)	31	5	36
Cash flow hedges	(10)	(17)	(27)	(121)	30	(91)
Remeasurement of defined benefit pension plans	(745)	235	(510)	(537)	64	(473)
Currency retranslation gains/(losses)	(1,460)	(1)	(1,461)	547	67	614
	(2,253)	227	(2,026)	(80)	166	86